Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares Year	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) shares Year	Dec. 31, 2017 CAD ($) shares Year	Dec. 31, 2017 USD ($) shares Year	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2016 USD ($) shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	4,733,156			4,733,156	4,900,360	4,900,360	6,188,672	6,188,672
Total options outstanding, Weighted average exercise price	$ 7.78				$ 8.50		$ 8.70
Options exercisable, Number | shares	3,786,473			3,786,473	3,734,019	3,734,019	4,369,155	4,369,155
Canadian Share Options [Member] | 4.46 - 7.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	1,105,400			1,105,400
Total options outstanding, Weighted average exercise price	$ 4.41
Total options outstanding, Weighted average remaining contractual life (years) | Year	5.04			5.04
Options exercisable, Number | shares	410,122			410,122
Options exercisable, Weighted average exercise price	$ 4.46
Canadian Share Options [Member] | 4.46 - 7.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	6.99
Canadian Share Options [Member] | 4.46 - 7.99 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 4.34
Canadian Share Options [Member] | 8.00 - 9.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	1,539,001			1,539,001
Total options outstanding, Weighted average exercise price	$ 7.32
Total options outstanding, Weighted average remaining contractual life (years) | Year	3.58			3.58
Options exercisable, Number | shares	1,287,596			1,287,596
Options exercisable, Weighted average exercise price	$ 7.33
Canadian Share Options [Member] | 8.00 - 9.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	8.99
Canadian Share Options [Member] | 8.00 - 9.99 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 7.00
Canadian Share Options [Member] | 10.00 - 14.50 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	2,088,755			2,088,755
Total options outstanding, Weighted average exercise price	$ 9.90
Total options outstanding, Weighted average remaining contractual life (years) | Year	1.12			1.12
Options exercisable, Number | shares	2,088,755			2,088,755
Options exercisable, Weighted average exercise price	$ 9.90
Canadian Share Options [Member] | 10.00 - 14.50 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	14.31
Canadian Share Options [Member] | 10.00 - 14.50 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 9.00
Canadian Share Options [Member] | 4.46 - 14.50 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	4,733,156			4,733,156
Total options outstanding, Weighted average exercise price	$ 7.78
Total options outstanding, Weighted average remaining contractual life (years) | Year	2.83			2.83
Options exercisable, Number | shares	3,786,473			3,786,473
Options exercisable, Weighted average exercise price	$ 8.43
Canadian Share Options [Member] | 4.46 - 14.50 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	14.31
Canadian Share Options [Member] | 4.46 - 14.50 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 4.34
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	6,065,850			6,065,850	5,558,621	5,558,621	5,337,070	5,337,070
Total options outstanding, Weighted average exercise price				$ 5.17		$ 6.16		$ 6.69
Options exercisable, Number | shares	3,224,078			3,224,078	2,891,808	2,891,808	2,626,326	2,626,326
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 3.21
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 3.21
U.S. Share Options [Member] | 3.21 - 4.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares					3,046,950	3,046,950
Total options outstanding, Weighted average exercise price						$ 3.33
Total options outstanding, Weighted average remaining contractual life (years) | Year					5.18	5.18
Options exercisable, Number | shares					995,888	995,888
Options exercisable, Weighted average exercise price						$ 3.21
U.S. Share Options [Member] | 3.21 - 4.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			$ 3.99
U.S. Share Options [Member] | 3.21 - 4.99 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			3.21
U.S. Share Options [Member] | 5.00 - 7.99 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares					1,924,500	1,924,500
Total options outstanding, Weighted average exercise price						$ 5.61
Total options outstanding, Weighted average remaining contractual life (years) | Year					4.37	4.37
Options exercisable, Number | shares					1,133,790	1,133,790
Options exercisable, Weighted average exercise price						$ 5.66
U.S. Share Options [Member] | 5.00 - 7.99 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			6.99
U.S. Share Options [Member] | 5.00 - 7.99 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			4.00
U.S. Share Options [Member] | 8.00 - 15.21 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares					1,094,400	1,094,400
Total options outstanding, Weighted average exercise price						$ 9.52
Total options outstanding, Weighted average remaining contractual life (years) | Year					1.19	1.19
Options exercisable, Number | shares					1,094,400	1,094,400
Options exercisable, Weighted average exercise price						$ 9.52
U.S. Share Options [Member] | 8.00 - 15.21 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			10.74
U.S. Share Options [Member] | 8.00 - 15.21 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			7.00
U.S. Share Options [Member] | 3.21 - 15.21 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares					6,065,850	6,065,850
Total options outstanding, Weighted average exercise price						$ 5.17
Total options outstanding, Weighted average remaining contractual life (years) | Year					4.20	4.20
Options exercisable, Number | shares					3,224,078	3,224,078
Options exercisable, Weighted average exercise price						$ 6.22
U.S. Share Options [Member] | 3.21 - 15.21 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			10.74
U.S. Share Options [Member] | 3.21 - 15.21 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices			$ 3.21